Fair Value Measurements (Details) (USD $) In Millions	Apr. 30, 2011	Apr. 30, 2010
Level 1 [Member] | Commodity contracts [Member]
Summary of assets and liabilities measured at fair value on a recurring basis
Assets:	$ 5
Level 1 [Member] | Foreign currency contracts [Member]
Summary of assets and liabilities measured at fair value on a recurring basis
Liabilities:	0	0
Assets:		0
Level 1 [Member] | Interest Rate Swap [Member]
Summary of assets and liabilities measured at fair value on a recurring basis
Assets:	0
Level 2 [Member] | Commodity contracts [Member]
Summary of assets and liabilities measured at fair value on a recurring basis
Assets:	0
Level 2 [Member] | Foreign currency contracts [Member]
Summary of assets and liabilities measured at fair value on a recurring basis
Liabilities:	25	6
Assets:		6
Level 2 [Member] | Interest Rate Swap [Member]
Summary of assets and liabilities measured at fair value on a recurring basis
Assets:	3
Level 3 [Member] | Commodity contracts [Member]
Summary of assets and liabilities measured at fair value on a recurring basis
Assets:	0
Level 3 [Member] | Foreign currency contracts [Member]
Summary of assets and liabilities measured at fair value on a recurring basis
Liabilities:	0	0
Assets:		0
Level 3 [Member] | Interest Rate Swap [Member]
Summary of assets and liabilities measured at fair value on a recurring basis
Assets:	0
Commodity contracts [Member]
Summary of assets and liabilities measured at fair value on a recurring basis
Assets:	5
Foreign currency contracts [Member]
Summary of assets and liabilities measured at fair value on a recurring basis
Liabilities:	25	6
Assets:	0	6
Interest Rate Swap [Member]
Summary of assets and liabilities measured at fair value on a recurring basis
Assets:	$ 3